UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2014 (Unaudited)

DWS Variable NAV Money Fund
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 14.2%
Banco del Estado de Chile:
0.24%, 11/4/2014	1,000,000	999,960
0.25%, 11/12/2014	2,000,000	2,000,000
0.42%, 8/13/2014	1,000,000	1,000,440
Bank of Nova Scotia, 0.24%, 7/7/2014	1,000,000	1,000,150
Commonwealth Bank of Australia, 144A, 3.5%, 3/19/2015	1,000,000	1,025,104
DNB Bank ASA, 0.225%, 7/16/2014	1,000,000	1,000,140
DZ Bank AG, 0.27%, 11/7/2014	3,000,000	2,999,190
Fortis Bank SA, 0.18%, 7/2/2014	2,400,000	2,400,000
International Business Machines Corp., 0.875%, 10/31/2014	750,000	752,130
Mizuho Bank Ltd., 0.21%, 7/15/2014	2,000,000	2,000,080
Nordea Bank AB, 144A, 3.7%, 11/13/2014	640,000	649,862

Total Certificates of Deposit and Bank Notes (Cost $15,827,502)		15,827,056
Collateralized Mortgage Obligation 0.9%
Resimac MBS Trust, "A2", Series 2013-1, 144A, 0.453% **, 3/7/2015 (Cost $1,000,000)	1,000,000	1,000,000
Commercial Paper 61.7%
Issued at Discount * 46.8%
Albion Capital Corp. SA:
0.13%, 6/2/2014	1,500,000	1,499,985
0.16%, 6/16/2014	2,000,000	1,999,900
Antalis U.S. Funding Corp., 144A, 0.1%, 6/4/2014	4,000,000	3,999,920
Apple, Inc., 0.18%, 2/10/2015	750,000	748,103
Bedford Row Funding Corp., 144A, 0.32%, 12/17/2014	1,000,000	998,730
CAFCO LLC, 144A, 0.07%, 6/2/2014	5,000,000	4,999,946
Caisse Centrale Desjardins, 0.15%, 6/30/2014	1,500,000	1,499,835
CNPC Finance HK Ltd.:
144A, 0.36%, 6/3/2014	500,000	499,995
144A, 0.36%, 6/5/2014	3,000,000	2,999,940
Dexia Credit Local:
0.27%, 8/25/2014	500,000	499,785
0.27%, 9/4/2014	1,000,000	999,490
Hannover Funding Co., LLC:
0.16%, 6/6/2014	3,000,000	2,999,940
0.16%, 6/24/2014	500,000	499,950
0.18%, 7/17/2014	1,000,000	999,770
Lloyds TSB Bank PLC, 0.06%, 6/2/2014	5,000,000	4,999,966
Manhattan Asset Funding Co., LLC, 144A, 0.16%, 6/27/2014	1,000,000	999,880
Matchpoint Master Trust, 0.1%, 6/4/2014	4,500,000	4,499,910
MetLife Short Term Funding LLC, 144A, 0.22%, 9/15/2014	500,000	499,725
Natixis U.S. Finance Co., LLC, 0.09%, 6/2/2014	2,519,000	2,518,979
Nordea Bank AB, 0.205%, 6/9/2014	1,000,000	999,980
Rabobank U.S.A. Financial Corp., 0.21%, 10/15/2014	1,050,000	1,049,255
Regency Markets No. 1 LLC, 144A, 0.12%, 6/6/2014	3,500,000	3,499,925
Sinopec Century Bright Capital Investment Ltd., 0.33%, 6/11/2014	1,000,000	999,960
Standard Chartered Bank:
0.27%, 8/4/2014	1,000,000	999,710
0.28%, 11/19/2014	1,000,000	998,650
Starbird Funding Corp., 144A, 0.09%, 6/2/2014	4,001,000	4,000,963
Suncorp-Metway Ltd., 0.28%, 7/2/2014	1,000,000	999,880

		52,312,072
Issued at Par ** 14.9%
ANZ New Zealand International Ltd., 144A, 0.21%, 1/12/2015	500,000	500,000
ASB Finance Ltd., 144A, 0.264%, 10/9/2014	1,750,000	1,750,192
Australia and New Zealand Banking Group Ltd., 144A, 0.23%, 4/30/2015	2,000,000	1,999,640
Bank of Montreal, 0.181%, 8/14/2014	1,500,000	1,500,000
Bank of Nova Scotia, 0.27%, 1/13/2015	1,000,000	1,000,310
Barton Capital LLC, 144A, 0.181%, 11/18/2014	1,000,000	999,910
BNZ International Funding Ltd., 144A, 0.243%, 2/2/2015	1,000,000	999,890
Caisse Centrale Desjardins, 144A, 0.227%, 1/26/2015	1,750,000	1,749,808
DNB Bank ASA, 0.19%, 8/11/2014	2,000,000	2,000,000
Natixis, 0.22%, 3/3/2015	1,700,000	1,699,745
Royal Bank of Canada, 0.26%, 12/11/2014	1,500,000	1,500,390
Versailles Commercial Paper LLC, 144A, 0.211%, 7/16/2014	1,000,000	1,000,040

		16,699,925

Total Commercial Paper (Cost $69,012,247)		69,011,997
Short-Term Notes ** 10.4%
ANZ New Zealand International Ltd., 0.476%, 1/29/2015	750,000	751,357
Australia & New Zealand Banking Group Ltd., 144A, 0.327%, 5/18/2015	500,000	499,959
Bank of Nova Scotia, 0.27%, 9/3/2014	2,000,000	2,000,500
Canadian Imperial Bank of Commerce, 0.33%, 4/18/2019	1,000,000	999,034
Commonwealth Bank of Australia, 144A, 0.506%, 1/29/2015	400,000	400,218
Jets Stadium Development LLC, 144A, 0.13%, 6/6/2014	2,000,000	2,000,000
JPMorgan Chase Bank NA, 0.347%, 6/22/2015	1,000,000	1,000,075
Svenska Handelsbanken AB, 144A, 0.308%, 10/3/2014	2,000,000	1,999,904
Wells Fargo Bank NA, 0.333%, 7/22/2014	2,000,000	2,000,026

Total Short-Term Notes (Cost $11,652,336)		11,651,073
Municipal Investments 3.5%
Cuyahoga County, OH, Health Care Facility Revenue, AM McGregor Home Project, Series A, 0.07% ***, 5/1/2049, LOC: Northern Trust Co.	1,145,000	1,145,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.07% ***, 4/1/2033, LOC: Northern Trust Co.	300,000	300,000
New York, State Housing Finance Agency Revenue, Clinton Park Phase II, Series B, 0.11% ***, 11/1/2049, LOC: Wells Fargo Bank NA	2,000,000	2,000,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.15% ***, 5/1/2041, LIQ: Barclays Bank PLC	500,000	500,000

Total Municipal Investments (Cost $3,945,000)		3,945,000
Time Deposit 3.6%
Credit Agricole Corporate & Investment Bank, 0.07%, 6/2/2014 (Cost $4,000,000)	4,000,000	4,000,000
Repurchase Agreement 1.8%
BNP Paribas, 0.24%, dated 4/17/2014, to be repurchased at $2,003,720 on 1/21/2015 (a) (Cost $2,000,000)	2,000,000	2,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $107,437,085) †	96.1	107,435,126
Other Assets and Liabilities, Net	3.9	4,370,134

Net Assets	100.0	111,805,260

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2014.

***
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of May 31, 2014.

†
The cost for federal income tax purposes was $107,437,085.  At May 31, 2014, net unrealized depreciation for all securities based on tax cost was $1,959.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,170 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,129.

(a)	Collateralized by $1,778,843 Bank of America Corp., with the various coupon rates from 5.625-6.5%, with various maturity dates of 8/1/2016-2/7/2042 with a value of $2,112,891.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
LIQ: Liquidity Facility
LOC: Letter of Credit

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (b)	$—	$105,435,126	$—	$105,435,126
Repurchase Agreement	—	2,000,000	—	2,000,000

Total	$—	$107,435,126	$—	$107,435,126

There have been no transfers between fair value measurement levels during the period ended May 31, 2014.

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable NAV Money Fund, a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2014